Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock and additional paid-in capital, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock and additional paid-in capital, shares authorized	2,750,000,000.0	2,750,000,000
Common stock and additional paid-in capital, shares outstanding	754,000,000	760,400,000